Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 61,935	$ 47,847
Restricted cash	21	2,805
Deferred income taxes, net	5,104
Other current assets	979	950
Current assets of discontinued operations	18,058	14,755
Total current assets	86,097	66,357
Debt and equity offering costs	14,499
Intangible assets, net	108	196
Goodwill		400
Other noncurrent assets	1,256	2,193
Noncurrent assets of discontinued operations	19,963	20,977
TOTAL ASSETS	121,923	90,123
Current liabilities:
Trade payables	35	23
Accrued liabilities	7,061	2,033
Current liabilities of discontinued operations	8,073	8,649
Total current liabilities	15,169	10,705
Common stock warrant liability	5,600	9,300
Other noncurrent liabilities	336	100
Noncurrent liabilities of discontinued operations	15,200	20,100
TOTAL LIABILITIES	$ 36,305	$ 40,205
Commitments and contingencies (Note 15)
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 66,500,000 shares authorized; 17,099,882 issued and outstanding as of December 31, 2014; and 12,213,219 issued and 12,201,102 outstanding as of December 31, 2013	$ 17	$ 12
Treasury stock, at cost; zero and 12,117 shares, respectively, as of December 31, 2014 and 2013		(130)
Additional paid-in capital	482,006	451,853
Accumulated deficit	(396,314)	(401,817)
Total stockholders' equity — Real Industry, Inc.	85,709	49,918
Noncontrolling interest	(91)
TOTAL STOCKHOLDERS' EQUITY	85,618	49,918
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 121,923	$ 90,123